Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (50,950,346)	$ 1,669,767	$ (12,851,024)
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation and amortization	12,021,015	11,913,647	12,427,973
Impairments	45,499,258	1,439,573	3,340,186
Provision of allowance for doubtful accounts	884,134	656,330	(542,801)
Deferred taxes	(6,140,342)	203,236	(461,045)
(Gain) Loss from long-term Investment	(419,114)	141,389
Loss from disposal of a subsidiary	2,826,213
Change in fair value of contingent consideration	(2,693,000)	(1,803,000)	(4,196,995)
Stock award and stock based compensation expense	7,114,524	11,059,801	1,926,376
Changes in operating assets and liabilities:
Accounts receivable	(29,770,703)	10,560,521	(20,965,140)
Notes receivable	131,350,242	(123,992,862)	4,726,570
Inventories	(11,581,779)	(21,531,323)	(9,145,298)
Other receivables and other assets	(141,311,335)	5,165,337	(4,932,463)
Advances to supplier and prepayments and prepaid expenses	(1,095,052)	1,491,762	16,275,678
Increase (Decrease) In:
Accounts payable	79,040,317	38,603,301	62,592,477
Other payables and accrued liabilities	3,315,701	(5,062,494)	7,842,715
Notes payable	(55,334,895)	(32,629,627)	(24,533,127)
Income tax payable	(575,250)	954,006	(25,171)
Net cash (used in) provided by operating activities	(17,820,412)	(101,160,636)	31,478,911
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment, net	(934,985)	(13,172,512)	(3,690,235)
Payment for construction in progress		(75,185)	(129,894)
Certificate of deposit	27,831,121	45,244,390	(31,210,986)
Acquisition (Disposal) of NGI	(157,211)	282,135
Long-term Investment	(1,015,836)
Net cash provided by (used in) investing activities	25,723,089	32,278,828	(35,031,115)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loans	66,203,360	23,420,534	30,765,776
Repayments of short-term loans	(37,489,677)	(19,709,663)	(28,357,211)
Repayments of long-term loans	(2,284,081)	(46,426)
Proceeds from long-term loans		8,225,000
Contribution from non-controlling shareholder			757,981
Purchase of treasury stock	(3,920,356)	(510,745)	(7,499,634)
Proceeds from exercises stock options, stock awards and other financing		3,449,988
Net cash provided by (used in) financing activities	22,509,246	14,828,688	(4,333,088)
NET DECREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	30,411,923	(54,053,120)	(7,885,292)
Effect of exchange rate changes	(3,203,681)	(3,357,083)	(9,750,444)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	93,630,068	151,040,271	168,676,007
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	120,838,310	93,630,068	151,040,271
-CASH AND CASH EQUIVALENTS AT END OF PERIOD	37,307,867	33,756,941	84,063,717
-RESTRICTED CASH AT END OF PERIOD	83,530,443	59,873,127	66,976,554
SUPPLEMENTARY CASH FLOW INFORMATION
Income taxes paid	859,673	311,504	350,002
Interest paid	1,737,738	965,025	345,451
SUPPLEMENTAL NON-CASH DISCLOSURES:
Contribution from non-controlling shareholder by inventories, fixed assets and intangible assets			393,986
Ordinary Shares issued for settlement of payables related to acquisitions (see Note 19)		$ 1,812,005